Share of profits of equity-accounted companies (Tables)	12 Months Ended
Dec. 31, 2024
Investments accounted for using equity method [abstract]
Disclosure of detailed information about investments accounted for using equity method [Table Text Block]

Profit/(loss) of equity-accounted companies (Million euro)	2024	2023	2022
407 ETR	188	154	124
JFK NTO	3	4	1
IRB	13	14	22
Serveo Group	3	11	6
Other	31	32	12
TOTAL	238	215	165